SHARE-BASED INCENTIVE PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SCHEDULE OF ACTIVITY FOR RESTRICTED STOCK

A summary of the activity for the Company’s restricted stock was as follows:

Common Shares
Outstanding shares:
Balance at December 31, 2020	126,190
Granted	301,714
Forfeited	(26,737)
Vested	—
Balance at September 30, 2021	401,167

A summary of the activity for the Company’s restricted stock was as follows:

Common Shares
Outstanding shares:
Balance at December 31, 2019	125,943
Granted	91,173
Forfeited	(4,599)
Vested	(86,327)
Balance at December 31, 2020	126,190